Note 24 - Employee Benefits (Details) - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates for Health Care Plans: (Health Care Plan [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Oct. 31, 2013
Health Care Plan [Member]
Note 24 - Employee Benefits (Details) - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates for Health Care Plans: [Line Items]
Change in net benefit cost	$ 90
Change in net benefit cost	(61)
Change in projected benefit obligation	1,535
Change in projected benefit obligation	$ (1,217)